Options and Warrants (Details) (USD $)	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended			12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Compensatory Warrants [Member]	Aug. 04, 2014 Subsequent Event [Member]	Jul. 01, 2014 Subsequent Event [Member]	Dec. 31, 2013 Stockholders Meeting, March 14, 2012 [Member] 2012 Equity Incentive Plan [Member]	Dec. 31, 2013 Stockholders Meeting, July 27, 2012 [Member] 2012 Equity Incentive Plan [Member]	Dec. 31, 2013 2007 Stock Incentive Plan [Member]	Dec. 31, 2013 2012 Equity Incentive Plan [Member]
Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)					$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)					$ 4,859,581
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)					6,310,476
Class of Warrant or Rights Granted	2,705,513	8,187,817	7,946,500			1,439,560	2,700,000
Warrants, Grants in Period, Weighted-Average Grant Date Fair Value, Per Warrant (in Dollars per share)						$ 0.37
Class of Warrant or Rights, Outstanding Intrinsic Value (in Dollars)		3,835,245
Class of Warrant or Rights, Exercisable Intrinsic Value (in Dollars)		3,835,245
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)		392,170				526,393
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											6,742,606	6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,524,428	10,133,506									6,647,606
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant											95,000	2,699,100
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions									14,398,402	12,676,202
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions									66.10%	51.80%
Common Stock, Shares, Outstanding	51,922,009	48,834,916	36,149,985						23,551,991	24,451,991
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized										3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												3,800,900
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)				$ 481,610
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				3 years
Stock Issued During Period, Shares, Exercise of Warrants								6,268,628
Class of Warrants or Rights Exercised	0	(680,000)	(35,000)					6,268,628